UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6490

Dreyfus Premier Investment Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	4 /30/09

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR Form will be filed for this series, as appropriate.

DREYFUS PREMIER INVESTMENT FUNDS, INC. - Dreyfus Diversified International Fund - Dreyfus Emerging Asia Fund - Dreyfus Greater China Fund - Dreyfus International Growth Fund

FORM N-CSR

Item 1.	Reports to Stockholders.

2

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
12	Financial Highlights
15	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Diversified International Fund

The Fund

A LETTER FROM THE CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus Diversified International Fund, covering the six-month period from November 1, 2008, through April 30, 2009.

The international equities markets went on a wild ride over the past six months, with stocks in most regions plummeting during most of the reporting period and then rebounding late in the reporting period. In supporting the recent rally, investors apparently shrugged off more bad economic news,including rising unemployment,damaged credit markets and economic contraction in many regions of the world.Yet,the rebound proved to be robust, particularly in the emerging markets, which posted double-digit returns over the final two months of the reporting period.

These enormous swings have left investors wondering if the equities market is forecasting sustainable economic improvement, or whether these events represent what many call a bear market rally.We generally have remained cautious in the absence of real global economic progress, but the market’s gyrations illustrate an important feature of many market rallies—when they begin to snap back, the rebounds are often quick and sharp, usually leaving most investors on the sidelines. That’s why we encourage you to speak regularly with your financial consultant, who can discuss with you the potential benefits of adhering to a long-term investment strategy tailored to your current investment needs and future goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation May 15, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2008, through April 30, 2009, as provided by Phillip N. Maisano, Richard B. Hoey and William J. Reilly, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month reporting period ended April 30, 2009, Dreyfus Diversified International Fund’s Class A shares produced a total return of 1.41%, Class C shares returned 1.04% and Class I shares returned 1.40%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International Europe,Australasia and Far East (MSCI EAFE) Index (the “Index”), produced a total return of –2.64% for the same period.2

International markets encountered heightened volatility, as severe declines early in the reporting period were offset to a large degree by a sustained rally in 2009. The fund produced higher returns than its benchmark, primarily due to strong contributions to performance from International Stock Fund and, to a lesser extent, Dreyfus International Value Fund and Dreyfus International Small Cap Fund.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally allocates its assets among other mutual funds advised by The Dreyfus Corporation (Dreyfus), or its affiliates, that invest primarily in stocks issued by foreign companies.The underlying funds are selected by the Dreyfus Investment Committee based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors. Dreyfus seeks to diversify the fund’s investments by market capitalization, investment style and geographic region.The Dreyfus Investment Committee will rebalance the fund’s investments in the underlying funds at least annually, but may do so more often in response to market conditions.

Late Rally Offset an Earlier Slump in Global Markets

Stock markets throughout the world fell sharply over the first half of the reporting period, adding substantially to earlier declines in the wake of the failures of some of the world’s major financial institutions. The global financial crisis marked the escalation of a credit crisis that

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

had originated in the U.S. sub-prime mortgage market and nearly led to the collapse of the global banking system in the fall of 2008. The markets’ credit-related struggles were intensified by a deepening global recession as unemployment rates climbed, housing markets struggled and consumer confidence plunged worldwide.

Adverse economic and financial developments were addressed aggressively by government and monetary authorities in both developed and emerging markets, as central banks reduced interest rates — including the world’s first coordinated rate cut among multiple central banks —and injected liquidity into their banking systems. Government officials rescued a number of troubled corporations and enacted fiscal stimulus packages in an attempt to forestall further economic deterioration. These measures appeared to bolster investor sentiment, and most markets rallied strongly over the reporting period’s second half despite little improvement in economic data.

Underlying Funds’ Light Exposure to Financial Companies Bolstered Returns

While the fund’s investments lost and gained value during the international markets’ gyrations over the reporting period, a relatively robust allocation of between 25% and 30% of the fund’s assets to International Stock Fund helped drive its relative outperformance. The fund also received positive contributions to relative performance from Dreyfus International Value Fund and Dreyfus International Small Cap Fund. Conversely, Dreyfus/Newton International Equity Fund and Dreyfus International Equity Fund produced below-average returns over the reporting period.

When examined from the viewpoint of the stocks held by its various mutual fund investments, the fund’s strong relative performance was supported by significantly underweighted exposure to troubled commercial banks in the financials sector, as well as light holdings of highly indebted companies in other industries that were punished by the credit crisis. The fund also benefited from an underweighted position in the United Kingdom, where the British pound lost value relative to other major currencies.

The fund responded positively to a small allocation of assets to stocks in the emerging markets, which are not part of the MSCI EAFE Index.

4

Although stocks in the emerging markets were hard-hit during the downturn, they ranked among the international markets’ leaders in the springtime rally. The underlying funds’ emerging markets exposure included a number of positions in China, which continued to report positive economic growth amid massive government stimulus programs.

Detractors from the fund’s relative performance during the reporting period included Dreyfus/Newton International Equity Fund’s underweighted position in the consumer discretionary sector as well as poor stock selection in Japan. Dreyfus International Equity Fund was hurt by poor stock selections in Japan and the financials sector.

Focusing on Fundamentals

While investors generally have been encouraged by the robust rally in the final months of the reporting period, we are concerned that it may be unsustainable in light of the many headwinds that remain on the economic front. Therefore, we have continued to favor international funds investing in higher-quality businesses that we believe are supported by solid business fundamentals, and we are highly reluctant to chase the lower-quality stocks that have demonstrated positive momentum in the rally. As a result, the fund remains cautiously positioned, which we regard as the more prudent course in today’s challenging investment environment.

May 15, 2009

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation through March 1, 2010, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: BLOOMBERG L.P. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe,
Australasia, Far East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Diversified International Fund from November 1, 2008 to April 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2009
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 1.40	$ 5.13	$ .20
Ending value (after expenses)	$1,014.10	$1,010.40	$1,014.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2009
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 1.40	$ 5.16	$ .20
Ending value (after expenses)	$1,023.41	$1,019.69	$1,024.60

† Expenses are equal to the fund’s annualized expense ratio of .28% for Class A, 1.03% for Class C and .04% for Class I; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Amounts do not include the activity of the underlying funds.

6

STATEMENT OF INVESTMENTS April 30, 2009 (Unaudited)

Other Investments—98.1%	Shares	Value ($)
Registered Investment Companies;
Dreyfus International Stock Fund, Cl. I	1,295,040 [a]	12,056,820
Dreyfus Newton International
Equity Fund, Cl. I	718,469 [a]	9,376,015
Dreyfus Premier International
Equity Fund, Cl. I	471,602 [a]	9,507,500
Dreyfus Premier International
Small Cap Fund, Cl. I	299,877 [a]	2,405,017
Dreyfus Premier International
Value Fund, Cl. I	1,695,086 [a]	14,509,938

Total Investments (cost $45,806,000)	98.1%	47,855,290
Cash and Receivables (Net)	1.9%	928,643
Net Assets	100.0%	48,783,933

a Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†
Value (%)
Affiliated Mutual Funds	98.1
† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		45,806,000	47,855,290
Cash			718,480
Receivable for shares of Capital Stock subscribed			898,388
Prepaid expenses			58,621
Due from The Dreyfus Corporation and affiliates—Note 3(c)			10,982
			49,541,761
Liabilities ($):
Bank loans payable			670,000
Payable for shares of Capital Stock redeemed			1,311
Interest payable—Note 2			1,156
Accrued expenses			85,361
			757,828
Net Assets ($)			48,783,933
Composition of Net Assets ($):
Paid-in capital			46,929,371
Accumulated distributions in excess of investment income—net			(6,664)
Accumulated net realized gain (loss) on investments			(188,064)
Accumulated gross unrealized appreciation on investments			2,049,290
Net Assets ($)			48,783,933

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	2,343,670	61,403	46,378,860
Shares Outstanding	314,887	8,276	6,226,130
Net Asset Value Per Share ($)	7.44	7.42	7.45

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	61,547
Expenses:
Registration fees	37,922
Prospectus and shareholders’ reports	24,042
Auditing fees	17,609
Legal fees	5,081
Shareholder servicing costs—Note 3(c)	4,757
Interest expense—Note 2	2,019
Custodian fees—Note 3(c)	1,709
Directors’ fees and expenses—Note 3(d)	432
Distribution fees—Note 3(b)	213
Loan commitment fees—Note 2	9
Miscellaneous	7,503
Total Expenses	101,296
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(96,700)
Less—reduction in fees due to earnings credits—Note 1(b)	(89)
Net Expenses	4,507
Investment Income—Net	57,040
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	(85,373)
Capital gain distributions from affiliated issuers	12,508
Net Realized Gain (Loss)	(72,865)
Net unrealized appreciation (depreciation) on investments in affiliated issuers	2,894,326
Net Realized and Unrealized Gain (Loss) on Investments	2,821,461
Net Increase in Net Assets Resulting from Operations	2,878,501

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)[a]	October 31, 2008[b]
Operations ($):
Investment income (loss)—net	57,040	(1,475)
Net realized gain (loss) on investments	(72,865)	(112,579)
Net unrealized appreciation
(depreciation) on investments	2,894,326	(845,036)
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,878,501	(959,090)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(61,678)	—
Class C Shares	(1,416)	—
Class I Shares	(1,060)	—
Class T Shares	(846)	—
Total Dividends	(65,000)	—
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	969,545	2,676,174
Class C Shares	21,997	64,497
Class I Shares	44,577,514	50,000
Class T Shares	—	50,000
Dividends reinvested:
Class A Shares	60,263	—
Class C Shares	624	—
Cost of shares redeemed:
Class A Shares	(332,245)	(134,395)
Class C Shares	(40)	(1,215)
Class I Shares	(1,045,597)	—
Class T Shares	(27,600)	—
Increase (Decrease) in Net Assets
from Capital Stock Transactions	44,224,461	2,705,061
Total Increase (Decrease) in Net Assets	47,037,962	1,745,971
Net Assets ($):
Beginning of Period	1,745,971	—
End of Period	48,783,933	1,745,971
Undistributed (distributions in excess)
investment income—net	(6,664)	1,296

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	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)[a]	October 31, 2008[b]
Capital Share Transactions:
Class Ac
Shares sold	137,999	230,150
Shares issued for dividends reinvested	8,144	—
Shares redeemed	(48,109)	(13,297)
Net Increase (Decrease) in Shares Outstanding	98,034	216,853
Class C
Shares sold	3,043	5,312
Shares issued for dividends reinvested	84	—
Shares redeemed	(3)	(160)
Net Increase (Decrease) in Shares Outstanding	3,124	5,152
Class I
Shares sold	6,379,000	4,000
Shares redeemed	(156,870)	—
Net Increase (Decrease) in Shares Outstanding	6,222,130	4,000
Class Tc
Shares sold	—	4,000
Shares redeemed	(4,000)	—
Net Increase (Decrease) in Shares Outstanding	(4,000)	4,000

a	Effective close of business on February 4, 2009, the fund no longer offers Class T shares.
b	From December 18, 2007 (commencement of operations) to October 31, 2008.
c	On the close of business on February 4, 2009, 4,000 Class T shares representing $27,600 were automatically converted to 4,012 Class A shares.
See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2009	Year Ended
Class A Shares	(Unaudited)	October 31, 2008[a]
Per Share Data ($):
Net asset value, beginning of period	7.59	12.50
Investment Operations:
Investment income (loss)—net[b]	.22	(.01)
Net realized and unrealized
gain (loss) on investments	(.11)	(4.90)
Total from Investment Operations	.11	(4.91)
Distributions:
Dividends from investment income—net	(.26)	—
Net asset value, end of period	7.44	7.59
Total Return (%)[c,d]	1.41	(39.28)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e,f]	4.69	14.57
Ratio of net expenses to average net assets[e,f]	.28	1.45
Ratio of net investment income
(loss) to average net assets[e,f]	6.42	(.13)
Portfolio Turnover Rate[d]	9.86	25.65
Net Assets, end of period ($ x 1,000)	2,344	1,646

a	From December 18, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.
f	Amounts do not include the activity of the underlying funds.
See notes to financial statements.

12

	Six Months Ended
	April 30, 2009	Year Ended
Class C Shares	(Unaudited)	October 31, 2008[a]
Per Share Data ($):
Net asset value, beginning of period	7.54	12.50
Investment Operations:
Investment income (loss)—net[b]	.20	(.05)
Net realized and unrealized
gain (loss) on investments	(.12)	(4.91)
Total from Investment Operations	.08	(4.96)
Distributions:
Dividends from investment income—net	(.20)	—
Net asset value, end of period	7.42	7.54
Total Return (%)[c,d]	1.04	(39.68)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e,f]	5.71	15.79
Ratio of net expenses to average net assets[e,f]	1.03	2.20
Ratio of net investment income
(loss) to average net assets[e,f]	5.69	(.51)
Portfolio Turnover Rate[d]	9.86	25.65
Net Assets, end of period ($ x 1,000)	61	39

a	From December 18, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.
f	Amounts do not include the activity of the underlying funds.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2009	Year Ended
Class I Shares	(Unaudited)	October 31, 2008[a]
Per Share Data ($):
Net asset value, beginning of period	7.61	12.50
Investment Operations:
Investment income—net[b]	.00[c]	.05
Net realized and unrealized
gain (loss) on investments	.11	(4.94)
Total from Investment Operations	.11	(4.89)
Distributions:
Dividends from investment income—net	(.27)	—
Net asset value, end of period	7.45	7.61
Total Return (%)[d]	1.40	(39.12)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e,f]	1.13	14.86
Ratio of net expenses to average net assets[e,f]	.04	1.20
Ratio of net investment income
to average net assets[e,f]	.01	.54
Portfolio Turnover Rate[d]	9.86	25.65
Net Assets, end of period ($ x 1,000)	46,379	30

a	From December 18, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
[d]	Not annualized.
e	Annualized.
f	Amounts do not include the activity of the underlying funds.
See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Diversified International Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective December 3, 2008, investments for new accounts were no longer permitted in Class T shares of the fund, except that participants in certain group retirement plans were able to open a new account in Class T shares of the fund, provided that the fund was established as an investment option under the plans before December 3, 2008. On

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

February 4, 2009, the fund issued to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class T shares. Subsequent investments in the fund’s Class A shares made by prior holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their Class T shares are subject to the front-end sales load schedule that was in effect for Class T shares at the time of the exchange. Otherwise, all other Class A share attributes will be in effect. Effective close of business on February 4, 2009, the fund no longer offers Class T shares.

As of April 30, 2009, MBSC Investments Corp., an indirect subsidiary of BNY Mellon, held 4,000 Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

16

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments. Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in
Securities	47,855,290	—	—	47,855,290
Other Financial
Instruments†	—	—	—	—
Liabilities ($)
Other Financial
Instruments†	—	—	—	—

†	Other financial instruments include derivative instruments such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation) at period end.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Income and capital gain distributions from investments in other investment companies are recorded on the ex-dividend date. Interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

18

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The tax year for the period ended October 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $71,729 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2008. If not applied, the carryover expires in fiscal 2016.

NOTE 2—Bank Lines of Credit:

Effective October 15, 2008, the fund participates with other Dreyfus managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing.

The average daily amount of borrowings outstanding under the Facilities during the period ended April 30, 2009, was approximately $264,000 with a related weighted average annualized interest rate of 1.54%.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, there is no management fee paid to the Manager.The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying funds net asset value.

Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2010, so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions and extraordinary expenses) exceed 1.20% of the value of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $98,121 during the period ended April 30, 2009.

During the period ended April 30, 2009, the Distributor retained $56 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended April 30, 2009, Class C and Class T shares were charged $194 and $19, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The

20

Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2009, Class A, Class C and Class T shares were charged $2,181, $65, and $19, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2009, the fund was charged $1,013 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2009, the fund was charged $89 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2009, the fund was charged $1,709 pursuant to the custody agreement.

During the period ended April 30, 2009, the fund was charged $2,394 for services performed by the Chief Compliance Officer.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: an expense reimbursement of $16,791, which is offset by Rule 12b-1 distribution plan fees $37, shareholder services plan fees $448, custodian fees $2,157, chief compliance officer fees $2,793 and transfer agency per account fees $374.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended April 30, 2009, redemption fees charged and retained by the fund amounted to $7,176.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, (all of which were affiliated issuers), during the period ended April 30, 2009, amounted to $44,707,353 and $1,413,503, respectively.

At April 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The FASB released Statement of Financial Accounting Standards No. 161,“Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agree-ments.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

22

NOTES

For More Information

Dreyfus Diversified International Fund
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DFPAX	Class C: DFPCX	Class I: DFPIX

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2008, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2009 MBSC Securities Corporation

6209SA0409

Dreyfus Emerging Asia Fund

SEMIANNUAL REPORT April 30, 2009

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Emerging Asia Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for Dreyfus Emerging Asia Fund, covering the six-month period from November 1, 2008, through April 30, 2009.

The international equities markets went on a wild ride over the past six months, with stocks in most regions plummeting during most of the reporting period and then rebounding late in the reporting period. In supporting the recent rally, investors apparently shrugged off more bad economic news,including rising unemployment,damaged credit markets and economic contraction in many regions of the world.Yet,the rebound proved to be robust, particularly in the emerging markets, which posted double-digit returns over the final two months of the reporting period.

These enormous swings have left investors wondering if the equities market is forecasting sustainable economic improvement, or whether these events represent what many call a bear market rally.We generally have remained cautious in the absence of real global economic progress, but the market’s gyrations illustrate an important feature of many market rallies—when they begin to snap back, the rebounds are often quick and sharp, usually leaving most investors on the sidelines. That’s why we encourage you to speak regularly with your financial consultant, who can discuss with you the potential benefits of adhering to a long-term investment strategy tailored to your current investment needs and future goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation May 15, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2008, through April 30, 2009, as provided by Hugh Simon, Nina Wu and Abhijit Sarkar, Portfolio Managers

Fund and Market Performance Overview

For the six month period ended April 30, 2009, Dreyfus Emerging Asia Fund’s Class A shares produced a total return of 68.25%, Class C shares returned 66.58% and Class I shares returned 68.00%.1 In comparison, the fund’s benchmark, the MSCI Emerging Markets Asia Index (the “Index”), produced a total return of 22.14% for the same period.2These returns were achieved during market conditions that were favorable for emerging markets generally, and that may not continue to occur in the future. Pursuing such returns involves accepting increased volatility. After a bout of low investor confidence early in the reporting period, Asian stock markets responded positively to a massive economic stimulus program from the Chinese, Indian and other governments, which injected nearly $1 trillion into the regional economies. This development, together with reduced interest rates and looser lending restrictions on banks, boosted the equity markets of China and its nearby trading partners. The fund produced higher returns than its benchmark, as it generally avoided weaker markets and emphasized China, India,Vietnam and Indonesia, where GDP growth remained relatively strong.

The Fund’s Investment Approach

The fund, which seeks long-term capital appreciation, normally invests at least 80% of its assets in stocks of companies that are principally traded in China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore, South Korea,Taiwan,Thailand andVietnam.The fund may invest in the stocks of companies of any market capitalization. To determine where the fund will invest, we analyze several factors, including economic and political trends in Asian emerging market countries, the current financial condition and future prospects of individual companies and sectors in the Asian emerging markets, and the valuation of one market or company relative to that of another.

Government Action Cushioned Unprecedented Slowdown

Global financial markets fell abruptly in October 2008, reflecting collapsing exports and slackening domestic demand in the midst of

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

the most severe global recession since the 1930s. In addition, Asian markets were affected by a worldwide financial crisis that nearly led to the collapse of the global banking system. However, aggressive monetary and fiscal measures by government and central banking authorities gradually restored investor confidence in Asian markets. Most notably, China announced a massive economic stimulus package and sharp reductions in the benchmark interest rates.

These measures have bolstered economic activity, leading regional stock markets to recover a substantial portion of previous losses. After the Chinese NewYear in late January, China saw an increase in demand for housing and manufactured goods. Banks became more aggressive lenders, helping to alleviate the credit crunch that prevailed in the wake of the bankruptcy of investment bank Lehman Brothers in September 2008. Reductions in interest rates by South Korea, Taiwan, India and Indonesia also helped stimulate regional economic activity.

A Rebound in Real Estate Stocks

The fund’s strong relative performance was supported by Chinese property developers, whose stocks appreciated as the risk of credit defaults eased and home buyers returned to the real estate market. Investments in Chinese infrastructure and metal companies also fared well. Zhuzhou CSR Times Electric, the dominant electric locomotive provider in China, saw its shares more than double during the reporting period. Suntech Power Holdings, a leading solar module manufacturer, also contributed positively to performance as many nations’ economic stimulus measures focused on developing alternative energy sources. Elsewhere in Asia, Vietnamese companies reported strong earnings, helping to fuel returns in the financial and energy sectors.We established overweight exposure to the strong domestic consumption-led economy of Indonesia, where the resource-rich commodities sector benefited from the strong demand from China. Indonesia’s coal industry was a key contributor to the fund’s outperformance.

India Lagged Regional Market Averages

In contrast to other Asian markets, investors did not favor India during the reporting period, as investors awaited the election results in May. Although the Indian government also took steps to stimulate its economy, a severe budget deficit limited spending on a fiscal stimulus program. As a result, shares of Indian companies fared relatively poorly, detracting from the fund’s relative performance. However,

4

toward the end of the reporting period Indian stocks rallied, with especially robust gains among large-capitalization companies, such as real estate developers, industrial service providers and automakers.

An Encouraging Outlook

We have been encouraged by early signs of economic recovery in some global economies,especially Asian markets such as China,India,Indonesia andVietnam.We believe that these economies are likely to benefit from pent-up demand that may continue to be released by recent interest rate reductions and stimulus programs. We have positioned the portfolio to take advantage of greater domestic consumption, rising real estate values and growing infrastructure development throughout the region.We also expect that a cyclical recovery in commodity prices could benefit producers of natural resources. In addition, corporate earnings in Asia can rebound quickly because interest rate cuts tend to percolate rapidly through the economy.

As of the reporting period’s end, the fund’s holdings appear to be moderately valued, as many stocks remain well below their previous highs. Unlike prior periods when emerging Asian stocks sold at a premium to the U.S. market, price-earnings multiples are, on average, about the same as stocks in the United States.

May 15, 2009

Emerging Asia markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through March 1,
2010, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
Part of the fund’s recent performance is attributable to positive returns from its initial public offering (IPO) investments. There can be no guarantee that IPOs will have or continue to have a positive effect on fund performance. Currently, the fund is relatively small in asset size. IPOs tend to have a reduced effect on performance as a fund’s asset base grows.
2	SOURCE: BLOOMBERG, L.P. – Reflects reinvestment of dividends and, where applicable, capital gain distributions.The MSCI Emerging Markets Asia Index is a free float adjusted market capitalization weighted index designed to measure equity market performance in the emerging market countries of Asia.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Emerging Asia Fund from November 1, 2008 to April 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2009
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 13.30	$ 18.18	$ 11.63
Ending value (after expenses)	$1,682.50	$1,665.80	$1,680.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2009
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 9.99	$ 13.71	$ 8.75
Ending value (after expenses)	$1,014.88	$1,011.16	$1,016.12

† Expenses are equal to the fund’s annualized expense ratio of 2.00% for Class A, 2.75% for Class C and 1.75% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS April 30, 2009 (Unaudited)

Common Stocks—95.4%	Shares	Value ($)
Cayman Islands—3.4%
Suntech Power Holdings, ADR	33,000 [a]	492,690
China—24.4%
AviChina Industry & Technology, Cl. H	1,600,000 [a]	322,062
Beijing Capital Land, Cl. H	2,600,000	526,706
Bengang Steel Plates, Cl. B	622,300	236,874
C.C. Land Holdings	1,200,000	402,578
China Merchants Property Development, Cl. B	300,702 [a]	482,672
Chongqing Iron & Steel, Cl. H	900,000	270,579
Hunan Non-Ferrous Metal, Cl. H	1,922,000	327,358
Maanshan Iron and Steel, Cl. H	554,000	228,032
Shanghai Friendship Group, Cl. B	179,942	163,927
Sino-Ocean Land Holdings	693,500	515,424
		3,476,212
Hong Kong—13.5%
Alibaba.com	98,000 [a]	116,335
Belle International Holdings	400,000	308,127
China Everbright	160,000	313,804
China Shanshui Cement Group	520,000 [a]	291,869
China Travel International Investment Hong Kong	916,000	161,924
Lifestyle International Holdings	64,500	62,003
Mingyuan Medicare Development	3,420,000	251,534
Zhuzhou CSR Times Electric, Cl. H	300,000	413,417
		1,919,013
India—30.1%
Anant Raj Industries	170,000	257,940
Brushman India, GDR	300,000 [a]	123,000
Century Textile & Industries	40,000	180,999
Country Club India	511,000	157,074
Engineers India	41,999	511,519
Hinduja Ventures	43,506	112,990
K.S. Oils	450,000	411,671
Reliance Infrastructure	41,500	554,104
Sanwaria Agro Oils	103,119	100,374
Steel Authority of India	105,000	223,085
Suzlon Energy	335,632	423,409

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
India (continued)
Tata Motors	70,000	332,057
Unitech	773,000	666,284
XL Telecom & Energy	322,700	230,605
		4,285,111
Indonesia—9.6%
Aneka Tambang	2,368,500	319,977
Bakrie & Brothers	30,000,000 [a]	240,907
Bumi Resources	4,000,000	559,282
Indofood Sukses Makmur	2,000,000	241,852
		1,362,018
Malaysia—.9%
KNM Group	800,000	129,213
Singapore—1.5%
Golden Agri-Resources	852,800	213,128
South Korea—1.0%
CJ O Shopping	2,185	137,606
Taiwan—.0%
Sino-American Silicon Products	753	1,801
Thailand—1.6%
Thoresen Thailand Agencies	500,000	232,393
United Kingdom—1.7%
Standard Chartered	16,000	243,818
Vietnam—7.7%
Luks Group Vietnam Holdings	382,000	146,884
Petrovietnam General Services (Warrants 4/1/10)	130,000 [a,b]	122,934
Pha Lai Thermal Power (Warrants 1/17/12)	227,580 [a,b,c]	354,015
Saigon Securities (Warrants 1/17/12)	155,700 [a,b,c]	331,066
Vietnam Dairy Products (Warrants 1/20/10)	30,000 [a,b]	142,686
		1,097,585
Total Common Stocks
(cost $15,201,326)		13,590,588

8

Other Investment—4.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus
Money Market Fund
(cost $570,000)	570,000 [d]	570,000

Total Investments (cost $15,771,326)	99.4%	14,160,588
Cash and Receivables (Net)	.6%	88,078
Net Assets	100.0%	14,248,666

ADR—American Depositary Receipts
GDR—Global Depository Receipts
a Non-income producing security.
b The value of this security has been determined in good faith under the direction of the Board of Directors.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2009, these securities amounted to $685,081 or 4.8% of net assets.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	26.3	Utilities	7.2
Industrials	16.9	Energy	4.8
Materials	12.8	Money Market Investment	4.0
Consumer Discretionary	8.9	Information Technology	2.4
Consumer Staples	7.8	Transportation	1.1
Manufacturing	7.2		99.4

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2009 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		15,201,326	13,590,588
Affiliated issuers		570,000	570,000
Cash			2,598
Cash denominated in foreign currencies		111,407	112,222
Receivable for shares of Capital Stock subscribed			469,772
Dividends and interest receivable			44,394
Receivable for investment securities sold			525
Prepaid expenses			27,206
			14,817,305
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			26,316
Payable for investment securities purchased			518,103
Payable for shares of Capital Stock redeemed			2,000
Unrealized depreciation on forward currency
exchange contracts—Note 4			64
Accrued expenses			22,156
			568,639
Net Assets ($)			14,248,666
Composition of Net Assets ($):
Paid-in capital			26,803,573
Accumulated investment (loss)—net			(23,994)
Accumulated net realized gain (loss) on investments			(10,914,724)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			(1,616,189)
Net Assets ($)			14,248,666

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	10,183,563	3,778,705	286,398
Shares Outstanding	1,514,318	568,431	42,632
Net Asset Value Per Share ($)	6.72	6.65	6.72

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $1,682 foreign taxes withheld at source):
Unaffiliated issuers	69,804
Affiliated issuers	72
Total Income	69,876
Expenses:
Management fee—Note 3(a)	52,873
Registration fees	55,869
Custodian fees—Note 3(c)	48,798
Shareholder servicing costs—Note 3(c)	29,954
Auditing fees	29,489
Distribution fees—Note 3(b)	9,610
Prospectus and shareholders’ reports	4,477
Loan commitment fees—Note 2	3,534
Directors’ fees and expenses—Note 3(d)	887
Legal fees	596
Interest expense—Note 2	411
Miscellaneous	8,800
Total Expenses	245,298
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(150,714)
Less—reduction in fees due to earnings credits—Note 1(c)	(714)
Net Expenses	93,870
Investment (Loss)—Net	(23,994)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(3,642,948)
Net realized gain (loss) on forward currency exchange contracts	(28,100)
Net Realized Gain (Loss)	(3,671,048)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	8,387,996
Net Realized and Unrealized Gain (Loss) on Investments	4,716,948
Net Increase in Net Assets Resulting from Operations	4,692,954

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)[a]	October 31, 2008[b]
Operations ($):
Investment income (loss)—net	(23,994)	125,048
Net realized gain (loss) on investments	(3,671,048)	(7,475,987)
Net unrealized appreciation
(depreciation) on investments	8,387,996	(10,004,185)
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,692,954	(17,355,124)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	3,286,279	27,465,111
Class C Shares	803,161	8,588,528
Class I Shares	116,671	623,722
Class T Shares	—	326,238
Cost of shares redeemed:
Class A Shares	(1,877,868)	(9,418,720)
Class C Shares	(630,684)	(1,923,676)
Class I Shares	(1,644)	(233,004)
Class T Shares	(20,240)	(193,038)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	1,675,675	25,235,161
Total Increase (Decrease) in Net Assets	6,368,629	7,880,037
Net Assets ($):
Beginning of Period	7,880,037	—
End of Period	14,248,666	7,880,037
Accumulated investment (loss)—net	(23,994)	—

12

	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)[a]	October 31, 2008[b]
Capital Share Transactions:
Class Ac
Shares sold	537,467	2,692,915
Shares redeemed	(402,823)	(1,313,241)
Net Increase (Decrease) in Shares Outstanding	134,644	1,379,674
Class C
Shares sold	140,841	808,488
Shares redeemed	(133,892)	(247,006)
Net Increase (Decrease) in Shares Outstanding	6,949	561,482
Class I
Shares sold	17,883	52,693
Shares redeemed	(326)	(27,618)
Net Increase (Decrease) in Shares Outstanding	17,557	25,075
Class Tc
Shares sold	—	26,355
Shares redeemed	(4,600)	(21,755)
Net Increase (Decrease) in Shares Outstanding	(4,600)	4,600

a	Effective close of business on February 4, 2009, the fund no longer offers Class T shares.
b	From December 13, 2007 (commencement of operations) to October 31, 2008.
c	On the close of business on February 4, 2009, 4,598 Class T shares representing $20,230 were automatically converted to 4,526 Class A shares.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2009	Year Ended
Class A Shares	(Unaudited)	October 31, 2008[a]
Per Share Data ($):
Net asset value, beginning of period	4.01	12.50
Investment Operations:
Investment income (loss)—net[b]	(.00)[c]	.08
Net realized and unrealized
gain (loss) on investments	2.71	(8.57)
Total from Investment Operations	2.71	(8.49)
Net asset value, end of period	6.72	4.01
Total Return (%)[d,e]	68.25	(68.00)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[f]	5.57	3.31
Ratio of net expenses to average net assets[f]	2.00	2.00
Ratio of net investment income
(loss) to average net assets[f]	(.31)	1.03
Portfolio Turnover Rate[e]	105.93	217.53
Net Assets, end of period ($ x 1,000)	10,184	5,528

a	From December 13, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.
See notes to financial statements.

14

	Six Months Ended
	April 30, 2009	Year Ended
Class C Shares	(Unaudited)	October 31, 2008[a]
Per Share Data ($):
Net asset value, beginning of period	3.98	12.50
Investment Operations:
Investment income (loss)—net[b]	(.00)[c]	.02
Net realized and unrealized
gain (loss) on investments	2.67	(8.54)
Total from Investment Operations	2.67	(8.52)
Net asset value, end of period	6.65	3.98
Total Return (%)[d,e]	66.58	(68.16)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[f]	6.33	4.08
Ratio of net expenses to average net assets[f]	2.75	2.75
Ratio of net investment income
(loss) to average net assets[f]	(1.16)	.31
Portfolio Turnover Rate[e]	105.93	217.53
Net Assets, end of period ($ x 1,000)	3,779	2,233

a	From December 13, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2009	Year Ended
Class I Shares	(Unaudited)	October 31, 2008[a]
Per Share Data ($):
Net asset value, beginning of period	4.00	12.50
Investment Operations:
Investment income (loss)—net[b]	(.00)[c]	.02
Net realized and unrealized
gain (loss) on investments	2.72	(8.52)
Total from Investment Operations	2.72	(8.50)
Net asset value, end of period	6.72	4.00
Total Return (%)[d]	68.00	(68.00)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	5.28	2.86
Ratio of net expenses to average net assets[e]	1.75	1.75
Ratio of net investment income
(loss) to average net assets[e]	(.12)	.29
Portfolio Turnover Rate[d]	105.93	217.53
Net Assets, end of period ($ x 1,000)	286	100

a	From December 13, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.
See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Emerging Asia Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Hamon U.S. Investment Advisors Limited (“Hamon”) serves as the fund’s sub-investment adviser. Hamon is an affiliate of Dreyfus.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 250 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective December 3, 2008, investments for new accounts were no longer permitted in Class T shares of the fund, except that participants in certain group retirement plans were able to open a new account in Class T shares of the fund, provided that the fund was established as an investment option under the plans before December 3, 2008. On February 4, 2009, the fund issued to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class T shares. Subsequent investments in the fund’s Class A shares made by prior holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their ClassT shares are subject to the front-end sales load schedule that was in effect for Class T shares at the time of the exchange. Otherwise, all other Class A share attributes will be in effect. Effective close of business on February 4, 2009, the fund no longer offers Class T shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official

18

closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value,the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in
Securities	13,209,887	950,701	—	14,160,588
Other Financial
Instruments†	—	—	—	—
Liabilities ($)
Other Financial
Instruments†	—	(64)	—	(64)

†	Other financial instruments include derivative instruments such as futures, forward currency exchange contracts, swap contracts and options contracts.Amounts shown represent unrealized appreciation (depreciation) at period end.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

20

Net realized foreign exchange gains or losses arise from sales of foreign currencies,currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments, resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in emerging markets of Asia. Economic changes in the continent of Asia or other aspects that effect valuation of securities may have a greater effect on the fund’s net asset value than other funds that do not have similar investment objectives.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The tax year for the period ended October 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $6,828,118 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2008. If not applied, the carryover expires in fiscal 2016.

NOTE 2—Bank Lines of Credit:

The fund may borrow up to $2 million for leveraging purposes under a short-term unsecured line of credit provided by the Bank of New York Mellon (the “BNYM Facility”).The fund participates with other Dreyfus-managed funds in a $300 million unsecured line of credit

22

with BNYM Facility primarily to be utilized for temporary or emergency purposes, including the financing of redemptions.The terms of the BNYM Facility limits the amount of individual fund borrowings. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the BNYM Facility.

The average daily amount of borrowings outstanding under the BNYM Facility during the period ended April 30, 2009, was approximately $93,900, with a related weighted average annualized interest rate of .88%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.25% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2010, so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions and extraordinary expenses) exceed 1.75% of the value of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $150,714 during the period ended April 30, 2009.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Hamon, Dreyfus pays Hamon a fee payable monthly at the annual rate of .625% of the value of the fund’s average daily net assets.

During the period ended April 30, 2009, the Distributor retained $4,389 from commissions earned on sales of the fund’s Class A shares and $4,115 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

average daily net assets of Class C shares and .25% of the value of the average daily net assets of ClassT shares. During the period ended April 30, 2009, Class C and Class T shares were charged $9,597 and $13, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2009, Class A, Class C and Class T shares were charged $7,203, $3,199 and $13, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2009, the fund was charged $6,060 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2009, the fund was charged $714 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2009, the fund was charged $48,798 pursuant to the custody agreement.

24

During the period ended April 30, 2009, the fund was charged $2,394 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $11,831, Rule 12b-1 distribution plan fees $2,111, shareholder services plan fees $2,323, custodian fees $40,670, chief compliance officer fees $2,793 and transfer agency per account fees $1,682, which are offset against an expense reimbursement currently in effect in the amount of $35,094.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended April 30, 2009, redemption fees charged and retained by the fund amounted to $397.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward currency exchange contracts, during the period ended April 30, 2009, amounted to $10,463,718 and $9,092,163, respectively.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at April 30, 2009:

	Foreign
Forward Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchase:
Hong Kong Dollar,
expiring 5/4/09	1,250,000	161,353	161,289	(64)

At April 30, 2009, accumulated net unrealized depreciation on investments was $1,610,738, consisting of $2,422,265 gross unrealized appreciation and $4,033,003 gross unrealized depreciation.

At April 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The FASB released Statement of Financial Accounting Standards No. 161,“Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agree-ments.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

26

NOTES

For More Information

Dreyfus
Emerging Asia Fund
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Hamon U.S. Investment Advisors Ltd.
3510-3515 Jardine House
1 Connaught Place, Central
Hong Kong

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: Class A: DEAAX Class C: DEACX Class I: DEAIX

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2008, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2009 MBSC Securities Corporation

6205SA0409

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Greater China Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for Dreyfus Greater China Fund, covering the six-month period from November 1, 2008, through April 30, 2009.

The international equities markets went on a wild ride over the past six months, with stocks in most regions plummeting during most of the reporting period and then rebounding late in the reporting period. In supporting the recent rally, investors apparently shrugged off more bad economic news,including rising unemployment,damaged credit markets and economic contraction in many regions of the world.Yet,the rebound proved to be robust, particularly in the emerging markets, which posted double-digit returns over the final two months of the reporting period.

These enormous swings have left investors wondering if the equities market is forecasting sustainable economic improvement, or whether these events represent what many call a bear market rally.We generally have remained cautious in the absence of real global economic progress, but the market’s gyrations illustrate an important feature of many market rallies—when they begin to snap back, the rebounds are often quick and sharp, usually leaving most investors on the sidelines. That’s why we encourage you to speak regularly with your financial consultant, who can discuss with you the potential benefits of adhering to a long-term investment strategy tailored to your current investment needs and future goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation May 15, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2008, through April 30, 2009, as provided by Hugh Simon and Nina Wu, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2009, Dreyfus Greater China Fund’s Class A shares produced total returns of 76.82%, Class B shares produced total returns of 76.03%, Class C shares produced total returns of 76.09% and Class I shares produced total returns of 77.01%.1 In comparison, the fund’s benchmark, the Hang Seng Index, produced a total return of 12.52% for the same period.2 These returns were achieved during market conditions that were favorable for emerging markets generally, and that may not continue to occur in the future. Pursuing such returns involves accepting increased volatility.

After years of double-digit growth, the Chinese economy slowed in late 2008 as exports to the United States declined sharply. Unlike other countries facing similar conditions, the Chinese government forcefully stimulated China’s slowing economy through massive spending on infrastructure and social welfare programs. Stocks benefited as economic growth continued even as other economies throughout the world contracted.The fund outperformed its benchmark, due in part to a bias toward stocks of companies that tend to benefit from lower interest rates such as property companies. In addition, the fund was underweight the China banking sector.

The Fund’s Investment Approach

The fund, which seeks long-term capital appreciation, normally invests at least 80% of its assets in stocks of companies that (i) are principally traded in China, Hong Kong or Taiwan (Greater China), (ii) derive at least 50% of their revenues from Greater China, or (iii) have at least 50% of their assets in Greater China.To determine where the fund will invest, we analyze several factors, including economic and political trends in Greater China, the current financial condition and future prospects of individual companies and sectors in the region, and the valuation of one market or company relative to that of another.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

China Rebounds First

For several years, China posted economic growth of nearly 10% annually. But it was not immune to the financial crisis which engulfed the world in 2008, as exports to the United States plunged.The Chinese government, unencumbered by budget deficits, reacted quickly by committing capital to infrastructure spending, easing bank lending requirements and stimulating domestic demand, cutting taxes and bringing in tax reforms. By the first quarter of 2009, a sharp rebound in China’s economy was already evident. Economic data showed increasing bank lending activity, improving power consumption, rising real estate and auto sales as well as other signs of stabilization. In addition to the massive fiscal stimulus and a series of interest rate cuts, the Chinese government released a restructuring plan for traditional economic sectors, such as steel and shipyards, as well as emerging sectors, such as pharmaceuticals and solar energy.The government also encourages rural spending through various incentives.

Economically Sensitive Companies Bolstered Performance

The fund’s performance is compared against a benchmark that includes many large financial institutions, which performed relatively poorly. In contrast, the fund had little exposure to the Chinese banking industry, which, like its U.S. counterpart, performed poorly during the reporting period. Instead, the fund invested in companies that we believed stood to benefit from a re-acceleration of the economy.

Top performing stocks during the reporting period included Zhuzhou CSR Times Electric, a manufacturer of electrical power equipment for the fast-growing railway and urban transportation segments; and Shanshui Cement, which was perceived to benefit from increased infrastructure spending by government. Other strong contributors included Sino-Ocean Land Holdings, a leading property developer with exposure to the high growth Pan-Bohai Rim in Northeastern China; and AviChina Industry & Technology, a vehicle and aircraft producer in the process of disposing of its auto business, which could significantly improve its profitability outlook.

Detractors from fund performance included Lianhua Supermarket Holdings, one of China’s largest supermarket/convenient store operators. Although the company maintained a reasonable growth rate while cost control measures helped boost margins, the defensive nature of its business proved unattractive to investors when the stock market rebounded

4

in the spring. Another underperformer, online gaming company Giant Interactive Group, also was perceived as defensive.

A Positive Outlook

The Chinese government reduced interest rates several times during the reporting period, a trend that is expected to continue. Therefore, we have continued to find attractive opportunities in shares of property companies. In addition, we believe that the financial sector will begin to perform better in the months ahead, as net interest margins improve and non-performing loans diminish in an upward trending economy.A renewed “wealth effect” stemming from the stock market rally and stabilized real estate prices could encourage discretionary consumption, which we believe may be positive for consumer-oriented stocks. We also see value in the software industry, which may benefit from increasing nationwide use of technology. Meanwhile, we believe that pharmaceutical stocks could benefit as the Chinese government spends $120 billion over the next three years to improve its health care system, particularly in rural areas.

Even after the recent rally, stock prices in China generally remain moderately valued by historical standards. As liquidity continues to flow into the market, the economy recovers and corporate earnings rise, we believe that Chinese stocks are likely to benefit.

May 15, 2009

Emerging markets, such as those of China and Taiwan, tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program.

Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

A significant portion of the fund’s longer-term performance is attributable to positive returns from its initial public offering (IPO) investments. There can be no guarantee that IPOs will have or continue to have a positive effect on the fund’s performance.

SOURCE: BLOOMBERG L.P. – Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Hang Seng Index is a free-float capitalization-weighted index of 36 companies that represents approximately 66% of the total market cap of the Stock Exchange of Hong Kong. Index components are capped at 25% and divided into four sub-indexes. Return quoted is in U.S. dollars.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Greater China Fund from November 1, 2008 to April 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2009
	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 13.73	$ 18.75	$ 18.89	$ 11.20
Ending value (after expenses)	$1,768.20	$1,760.30	$1,760.90	$1,770.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2009
	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 9.99	$ 13.66	$ 13.76	$ 8.15
Ending value (after expenses)	$1,014.88	$1,011.21	$1,011.11	$1,016.71

† Expenses are equal to the fund’s annualized expense ratio of 2.00% for Class A, 2.74% for Class B, 2.76% for Class C and 1.63% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS April 30, 2009 (Unaudited)

Common Stocks—95.7%	Shares	Value ($)
Cayman Islands—4.7%
Suntech Power Holdings, ADR	1,680,511 [a]	25,090,029
China—48.7%
AviChina Industry & Technology, Cl. H	104,026,000 [a]	20,939,292
Beijing Capital Land, Cl. H	70,364,000	14,254,292
Bengang Steel Plates, Cl. B	44,875,855	17,081,667
China Automation Group	32,722,000	11,019,854
China Citic Bank, Cl. H	37,492,000	17,270,397
China Coal Energy, Cl. H	14,729,000	12,809,396
China Communications Services, Cl. H	5,360,000	3,181,399
China Merchants Property Development, Cl. B	8,078,961	12,967,952
China Oilfield Services, Cl. H	7,000,000	5,789,640
China Shipping Container Lines, Cl. H	30,027,000	7,283,922
ChinaSoft International	26,690,000	2,066,309
Citic Securities Co., Cl. A (Warrants 4/21/10)	1,856,100 [a]	6,601,220
Dalian Refrigeration, Cl. B	16,033,167	8,068,251
Giant Interactive Group, ADR	1,099,950	9,107,586
Hunan Non-Ferrous Metal, Cl. H	78,030,000	13,290,185
Lianhua Supermarket Holdings, Cl. H	10,525,000	12,521,274
Livzon Phamaceutical, Cl. B	521,700	767,399
Maanshan Iron and Steel, Cl. H	33,906,000	13,956,057
Perfect World, ADR	319,300 [a]	5,798,488
Shandong Chenming Paper Holdings, Cl. B	7,196,687	3,547,247
Shanghai Forte Land, Cl. H	24,834,000 [a]	4,806,550
Shanghai Friendship Group, Cl. B	19,582,546	17,839,699
Shanghai Jin Jiang International Hotels Group, Cl. H	3,628,000	646,014
Sino-Ocean Land Holdings	33,357,500	24,791,995
Spreadtrum Communications, ADR	2,316,015 [a,b]	3,474,022
Xinjiang Xinxin Mining Industry, Cl. H	25,763,000	9,839,740
		259,719,847

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Hong Kong—31.8%
Alibaba.com	3,590,000 [a]	4,261,650
Bank of East Asia	6,160,000	14,783,905
Belle International Holdings	19,265,000	14,840,169
China Agri-Industries Holdings	18,679,000	9,664,814
China Everbright	11,544,000	22,640,989
China Foods	19,304,000	9,340,585
China Shanshui Cement Group	26,518,000 [a]	14,884,201
China Travel International Investment Hong Kong	66,998,000	11,843,441
Dynasty Fine Wines Group	55,507,000	9,668,899
Hua Han Bio-Pharmaceutical Holdings, Cl. H	19,298,000 [a]	1,867,536
Lifestyle International Holdings	12,626,000	12,137,173
LK Technology Holdings	61,742,500 [b]	2,868,020
Neo-China Land Group Holdings	16,580,000 [c]	1,604,506
TCC International Holdings	17,760,000 [a]	6,462,307
Wharf Holdings	1,770,000	5,880,930
Zhuzhou CSR Times Electric, Cl. H	19,516,000	26,894,134
		169,643,259
Taiwan—10.5%
Catcher Technology	790,000	1,989,720
Gemtek Technology	5,086,904	7,936,392
InnoLux Display	4,565,000	5,044,847
Inotera Memories	9,959,000 [a]	5,239,439
KGI Securities	26,082,000	9,423,856
Motech Industries	3,864,197	10,865,809
Shin Kong Financial Holding	33,055,000	10,743,987
Taiwan Fertilizer	1,941,000	4,448,510
		55,692,560
Total Common Stocks
(cost $594,060,638)		510,145,695

8

Other Investment—2.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $13,565,000)	13,565,000 [d]	13,565,000

Total Investments (cost $607,625,638)	98.2%	523,710,695
Cash and Receivables (Net)	1.8%	9,387,046
Net Assets	100.0%	533,097,741

ADR—American Depositary Receipts
a Non-income producing security.
b Investment in non-controlled affiliates (cost $32,231,448).
c Illiquid security.At period end, the value of this security amounted to $1,604,506 or .3% of net assets.The value of this security has been determined in good faith under the direction of the Board of Directors.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	21.3	Banks	6.0
Industrial	17.3	Energy	3.5
Materials	15.7	Money Market Investment	2.5
Consumer Discretionary	11.3	Telecommunication Services	.6
Consumer Staples	11.1	Health Care	.5
Information Technology	8.4		98.2

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2009 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers			594,060,638	510,145,695
Affiliated issuers			13,565,000	13,565,000
Cash				1,247,221
Cash denominated in foreign currencies			3,375,963	3,404,276
Receivable for shares of Common Stock subscribed				6,753,858
Dividends and interest receivable				1,251,870
Prepaid expenses				40,531
				536,408,451
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				1,004,334
Payable for investment securities purchased				1,563,418
Payable for shares of Common Stock redeemed				434,813
Accrued expenses				308,145
				3,310,710
Net Assets ($)				533,097,741
Composition of Net Assets ($):
Paid-in capital				746,433,041
Accumulated investment (loss)—net				(2,661,370)
Accumulated net realized gain (loss) on investments				(126,778,817)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions				(83,895,113)
Net Assets ($)				533,097,741

Net Asset Value Per Share
	Class A	Class B	Class C	Class I
Net Assets ($)	322,679,488	17,463,405	149,561,630	43,393,218
Shares Outstanding	11,461,631	671,807	5,755,557	1,506,676
Net Asset Value Per Share ($)	28.15	25.99	25.99	28.80

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,312,334
Affiliated issuers	1,858
Total Income	1,314,192
Expenses:
Management fee—Note 3(a)	2,230,313
Shareholder servicing costs—Note 3(c)	993,340
Distribution fees—Note 3(b)	453,253
Custodian fees—Note 3(c)	148,033
Directors’ fees and expenses—Note 3(d)	49,461
Prospectus and shareholders’ reports	45,285
Registration fees	28,547
Professional fees	11,788
Loan commitment fees—Note 2	3,956
Interest expense—Note 2	1,383
Miscellaneous	37,932
Total Expenses	4,003,291
Less—reduction in fees due to earnings credits—Note 1(c)	(27,729)
Net Expenses	3,975,562
Investment (Loss)—Net	(2,661,370)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(56,601,160)
Net realized gain (loss) on forward currency exchange contracts	(84,959)
Net Realized Gain (Loss)	(56,686,119)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions:
Unaffiliated issuers	270,668,592
Affiliated issuers	(1,103,364)
Net Unrealized Appreciation (Depreciation)	269,565,228
Net Realized and Unrealized Gain (Loss) on Investments	212,879,109
Net Increase in Net Assets Resulting from Operations	210,217,739

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)[a]	October 31, 2008
Operations ($):
Investment (loss)—net	(2,661,370)	(2,228,619)
Net realized gain (loss) on investments	(56,686,119)	(70,069,369)
Net unrealized appreciation
(depreciation) on investments	269,565,228	(968,794,797)
Net Increase (Decrease) in Net Assets
Resulting from Operations	210,217,739	(1,041,092,785)
Dividends to Shareholders from ($):
Net realized gain on investments:
Class A Shares	—	(116,312,707)
Class B Shares	—	(7,485,381)
Class C Shares	—	(63,447,172)
Class I Shares	—	(24,029,441)
Class T Shares	—	(1,901,255)
Total Dividends	—	(213,175,956)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	86,595,863	193,142,208
Class B Shares	594,327	2,379,532
Class C Shares	17,759,740	85,615,474
Class I Shares	4,843,254	14,824,826
Class T Shares	160,837	2,728,564
Dividends reinvested:
Class A Shares	—	96,508,013
Class B Shares	—	5,778,243
Class C Shares	—	44,867,564
Class I Shares	—	22,846,268
Class T Shares	—	1,482,437
Cost of shares redeemed:
Class A Shares	(43,751,605)	(443,693,229)
Class B Shares	(1,909,491)	(13,334,300)
Class C Shares	(16,740,372)	(188,191,782)
Class I Shares	(3,256,692)	(113,776,172)
Class T Shares	(3,678,224)	(4,935,762)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	40,617,637	(293,758,116)
Total Increase (Decrease) in Net Assets	250,835,376	(1,548,026,857)
Net Assets ($):
Beginning of Period	282,262,365	1,830,289,222
End of Period	533,097,741	282,262,365
Accumulated investment (loss)—net	(2,661,370)	—

12

	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)[a]	October 31, 2008
Capital Share Transactions:
Class Ab,c
Shares sold	3,824,337	4,382,322
Shares issued for dividends reinvested	—	2,042,028
Shares redeemed	(2,262,470)	(11,368,418)
Net Increase (Decrease) in Shares Outstanding	1,561,867	(4,944,068)
Class Bb
Shares sold	27,067	57,876
Shares issued for dividends reinvested	—	130,937
Shares redeemed	(101,534)	(382,308)
Net Increase (Decrease) in Shares Outstanding	(74,467)	(193,495)
Class C
Shares sold	789,404	1,978,042
Shares issued for dividends reinvested	—	1,017,921
Shares redeemed	(902,049)	(5,127,241)
Net Increase (Decrease) in Shares Outstanding	(112,645)	(2,131,278)
Class I
Shares sold	182,086	307,472
Shares issued for dividends reinvested	—	474,173
Shares redeemed	(159,485)	(2,684,428)
Net Increase (Decrease) in Shares Outstanding	22,601	(1,902,783)
Class Tc
Shares sold	9,527	65,971
Shares issued for dividends reinvested	—	32,460
Shares redeemed	(190,015)	(143,897)
Net Increase (Decrease) in Shares Outstanding	(180,488)	(45,466)

a	Effective close of business on February 4, 2009, the fund no longer offers Class T shares.
b	During the period ended April 30, 2009, 18,658 Class B shares representing $354,500 were automatically converted to 17,266 Class A shares and during the period ended October 31, 2008, 54,371 Class B shares representing $2,290,849 were automatically converted to 50,807 Class A shares.
c	On the close of business on February 4, 2009, 150,548 Class T shares representing $2,955,251 were automatically converted to 144,936 Class A shares.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2009			Year Ended October 31,
Class A Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	15.93	67.93	31.02	19.32	19.64	19.18
Investment Operations:
Investment income (loss)—net[a]	(.12)	(.00)[b]	(.12)	.12	.12	.21
Net realized and unrealized
gain (loss) on investments	12.33	(43.59)	41.61	11.59	(.15)	.48
Total from Investment Operations	12.21	(43.59)	41.49	11.71	(.03)	.69
Distributions:
Dividends from
investment income—net	—	—	(.45)	(.01)	(.13)	(.04)
Dividends from net realized
gain on investments	—	(8.41)	(4.13)	—	(.16)	(.19)
Total Distributions	—	(8.41)	(4.58)	(.01)	(.29)	(.23)
Proceeds from redemption fees	.01	—	—	—	—	—
Net asset value, end of period	28.15	15.93	67.93	31.02	19.32	19.64
Total Return (%)[c]	76.82[d]	(72.40)	148.75	60.66	(.29)	3.70
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.02[e]	1.95	1.77	1.92	2.05	2.09
Ratio of net expenses
to average net assets	2.00[e]	1.94	1.75	1.88	2.04	2.09[f]
Ratio of net investment income
(loss) to average net assets	(1.20)[e]	(.01)	(.26)	.44	.56	1.02
Portfolio Turnover Rate	39.74[d]	66.07	106.59	188.08	178.32	154.41
Net Assets, end of period
($ x 1,000)	322,679	157,682	1,008,291	165,363	65,371	70,072

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

14

Six Months Ended
April 30, 2009			Year Ended October 31,
Class B Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	14.77	64.18	29.53	18.53	18.89	18.56
Investment Operations:
Investment income (loss)—net[a]	(.20)	(.24)	(.50)	(.14)	(.05)	.08
Net realized and unrealized
gain (loss) on investments	11.42	(40.76)	39.50	11.14	(.13)	.44
Total from Investment Operations	11.22	(41.00)	39.00	11.00	(.18)	.52
Distributions:
Dividends from
investment income—net	—	—	(.22)	—	(.02)	—
Dividends from net realized
gain on investments	—	(8.41)	(4.13)	—	(.16)	(.19)
Total Distributions	—	(8.41)	(4.35)	—	(.18)	(.19)
Net asset value, end of period	25.99	14.77	64.18	29.53	18.53	18.89
Total Return (%)[b]	76.03[c]	(72.60)	146.79	59.37	(1.08)	2.88
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.76[d]	2.68	2.58	2.73	2.84	2.87
Ratio of net expenses
to average net assets	2.74[d]	2.67	2.56	2.70	2.83	2.86
Ratio of net investment income
(loss) to average net assets	(2.12)[d]	(.68)	(1.19)	(.55)	(.23)	.38
Portfolio Turnover Rate	39.74[c]	66.07	106.59	188.08	178.32	154.41
Net Assets, end of period
($ x 1,000)	17,463	11,021	60,319	33,402	20,160	20,601

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2009			Year Ended October 31,
Class C Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	14.76	64.13	29.56	18.54	18.91	18.57
Investment Operations:
Investment income (loss)—net[a]	(.20)	(.27)	(.46)	(.11)	(.04)	.07
Net realized and unrealized
gain (loss) on investments	11.43	(40.69)	39.46	11.13	(.15)	.46
Total from Investment Operations	11.23	(40.96)	39.00	11.02	(.19)	.53
Distributions:
Dividends from
investment income—net	—	—	(.30)	—	(.02)	(.00)[b]
Dividends from net realized
gain on investments	—	(8.41)	(4.13)	—	(.16)	(.19)
Total Distributions	—	(8.41)	(4.43)	—	(.18)	(.19)
Net asset value, end of period	25.99	14.76	64.13	29.56	18.54	18.91
Total Return (%)[c]	76.09[d]	(72.60)	146.90	59.44	(1.07)	2.90
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.77[e]	2.71	2.53	2.69	2.82	2.83
Ratio of net expenses
to average net assets	2.76[e]	2.70	2.51	2.66	2.82[f]	2.83[f]
Ratio of net investment income
(loss) to average net assets	(2.09)[e]	(.74)	(1.03)	(.42)	(.21)	.33
Portfolio Turnover Rate	39.74[d]	66.07	106.59	188.08	178.32	154.41
Net Assets, end of period
($ x 1,000)	149,562	86,643	513,012	86,666	39,748	40,423

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

16

Six Months Ended
April 30, 2009			Year Ended October 31,
Class I Shares	(Unaudited)	2008	2007[a]	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	16.27	69.02	31.43	19.56	19.88	19.38
Investment Operations:
Investment income (loss)—net[b]	(.11)	.03	.08	.33	.14	.28
Net realized and unrealized
gain (loss) on investments	12.64	(44.37)	42.16	11.60	(.13)	.48
Total from Investment Operations	12.53	(44.34)	42.24	11.93	.01	.76
Distributions:
Dividends from
investment income—net	—	—	(.52)	(.06)	(.17)	(.07)
Dividends from net realized
gain on investments	—	(8.41)	(4.13)	—	(.16)	(.19)
Total Distributions	—	(8.41)	(4.65)	(.06)	(.33)	(.26)
Net asset value, end of period	28.80	16.27	69.02	31.43	19.56	19.88
Total Return (%)	77.01[c]	(72.31)	149.45	61.14	(.04)	3.96
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.65[d]	1.66	1.49	1.62	1.77	1.80
Ratio of net expenses
to average net assets	1.63[d]	1.65	1.47	1.58	1.77[e]	1.80[e]
Ratio of net investment income
(loss) to average net assets	(1.02)[d]	.07	.16	1.13	.68	1.28
Portfolio Turnover Rate	39.74[c]	66.07	106.59	188.08	178.32	154.41
Net Assets, end of period
($ x 1,000)	43,393	24,147	233,751	18,752	3,179	4,854

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Greater China Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund.The fund’s investment objective is long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Hamon U.S. Investment Advisors Limited (“Hamon”) serves as the fund’s sub-investment adviser. Hamon is an affiliate of Dreyfus.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 200 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C, and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

18

Effective December 3, 2008, investments for new accounts were no longer permitted in Class T shares of the fund, except that participants in certain group retirement plans were able to open a new account in Class T shares of the fund, provided that the fund was established as an investment option under the plans before December 3, 2008. On February 4, 2009, the fund issued to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class T shares. Subsequent investments in the fund’s Class A shares made by prior holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their Class T shares are subject to the front-end sales load schedule that was in effect for Class T shares at the time of the exchange. Otherwise, all other Class A share attributes will be in effect. Effective close of business on February 4, 2009, the fund no longer offers Class T shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities mar-

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ket on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an author-

20

itative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in
Securities	522,106,189	—	1,604,506	523,710,695
Other Financial
Instruments†	—	—	—	—
Liabilities ($)
Other Financial
Instruments†	—	—	—	—

†	Other financial instruments include derivative instruments such as futures, forward currency exchange contracts, swap contracts and options contracts.Amounts shown represent unrealized appreciation (depreciation) at period end.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities ($)
Balance as of 10/31/2008	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(642,252)
Net purchases (sales)	—
Transfers in and/or out of Level 3	2,246,758
Balance as of 4/30/2009	1,604,506

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments, resulting from changes in exchange

22

rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

Issuers in which the fund held 5% or more of the outstanding voting shares are defined as “affiliated” in the Act.The following summarizes affiliated issuers during the period ended April 30, 2009:

Shares

	Beginning			End of	Dividend	Market
Name of issuer	of Period	Purchases	Sales	Period Income ($)		Value ($)
Spreadtrum
Communications,
ADR	2,181,522	134,493	—	2,316,015	—	3,474,022
LK Technology
Holdings	61,742,500	—	—	61,742,500	31,859	2,868,020

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $61,303,392 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2008. If not applied, the carryover expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2008, was as follows: ordinary income $178,580,834 and long-term capital gains $34,595,122.The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

24

NOTE 2—Bank Lines of Credit:

The fund may borrow up to $5 million for leveraging purposes under a short-term unsecured line of credit provided by the Bank of New York Mellon (the “BNYM Facility”).The fund participates with other Dreyfus-managed funds in a $300 million unsecured line of credit with BNYM Facility primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. The terms of the BNYM Facility limits the amount of individual fund borrowings. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the BNYM Facility.

The average daily amount of borrowings outstanding under the BNYM Facility during the period ended April 30, 2009, was approximately $243,600, with a related weighted average annualized interest rate of 1.15%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with Dreyfus, the management fee is computed at the annual rate of 1.25% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Hamon, Dreyfus pays Hamon a fee payable monthly at the annual rate of .625% of the value of the fund’s average daily net assets.

During the period ended April 30, 2009, the Distributor retained $153,837 and $54 from commissions earned on sales of the fund’s Class A and ClassT shares, respectively, and $8,978 and $15,517 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended April 30, 2009, Class B, Class C and Class T shares were charged $50,275, $400,968 and $2,010, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and ClassT shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2009, Class A, Class B, Class C and Class T shares were charged $255,839, $16,758, $133,656 and $2,010, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2009, the fund was charged $226,407 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2009, the fund was charged $27,729 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2009, the fund was charged $148,033 pursuant to the custody agreement.

26

During the period ended April 30, 2009, the fund was charged $2,394 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $501,198, Rule 12b-1 distribution plan fees $95,323, shareholder services plan fees $92,355, custodian fees $216,865, chief compliance officer fees $2,793 and transfer agency per account fees $95,800.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended April 30, 2009, redemption fees charged and retained by the fund amounted to $137,606.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward currency exchange contracts, during the period ended April 30, 2009, amounted to $172,368,247 and $140,625,164, respectively.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward con-

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

tract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.At April 30, 2009 there were no open forward currency exchange contracts.

At April 30, 2009 accumulated net unrealized depreciation on investments was $83,914,943, consisting of $77,422,824 gross unrealized appreciation and $161,337,767 gross unrealized depreciation.

At April 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The FASB released Statement of Financial Accounting Standards No. 161,“Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agree-ments.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

28

For More Information

Dreyfus
Greater China Fund
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Hamon U.S. Investment Advisors Ltd.
3510-3515 Jardine House
1 Connaught Place, Central
Hong Kong

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DPCAX	Class B: DPCBX	Class C: DPCCX
	Class I: DPCRX		

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2008, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2009 MBSC Securities Corporation

0130SA0409

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND
2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
12	Statement of Financial Futures
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
21	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus International Growth Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for Dreyfus International Growth Fund, covering the six-month period from November 1, 2008, through April 30, 2009.

The international equities markets went on a wild ride over the past six months, with stocks in most regions plummeting during most of the reporting period and then rebounding late in the reporting period. In supporting the recent rally, investors apparently shrugged off more bad economic news,including rising unemployment,damaged credit markets and economic contraction in many regions of the world.Yet,the rebound proved to be robust, particularly in the emerging markets, which posted double-digit returns over the final two months of the reporting period.

These enormous swings have left investors wondering if the equities market is forecasting sustainable economic improvement, or whether these events represent what many call a bear market rally.We generally have remained cautious in the absence of real global economic progress, but the market’s gyrations illustrate an important feature of many market rallies—when they begin to snap back, the rebounds are often quick and sharp, usually leaving most investors on the sidelines. That’s why we encourage you to speak regularly with your financial consultant, who can discuss with you the potential benefits of adhering to a long-term investment strategy tailored to your current investment needs and future goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation May 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2008, through April 30, 2009, as provided by William S. Patzer, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2009, Dreyfus International Growth Fund’s Class A shares produced a total return of –7.79%, Class B shares returned –8.33%, Class C shares returned –8.20% and Class I shares returned –7.74%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International World ex U.S. Index, produced a total return of –2.37% for the same period.2

Although a strong rally late in the reporting period helped boost the benchmark’s overall return, earlier global economic instability produced heightened volatility among international large-capitalization stocks. The fund’s results lagged its benchmark, primarily due to its focus on traditionally defensive positions in the financials and industrials sectors.

The Fund’s Investment Approach

The fund invests primarily in growth stocks of foreign companies. Normally, the fund invests at least 80% of its assets in stocks, including common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings.

In choosing stocks, we seek to identify companies with positive growth characteristics and improving business momentum not yet recognized by the market.We look to add value through security selection and earnings growth and valuation (as measured by traditional value measures, such as price-to-earnings, price-to-cash flow and price-to-book value). Companies are then ranked within region, country and economic sector. Higher-ranked companies are reviewed and an investment decision made using traditional fundamental techniques.

Cyclical Stocks Advanced as the Markets Rallied

A severe economic downturn and a persistent banking crisis caused international stock markets to hemorrhage value during the final months of 2008. However, a new calendar year saw numerous central banks and

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

governments stage massive interventions to stimulate their national economies and re-energize the world’s credit markets, bolstering investor confidence. Several positive economic and corporate earnings reports also led to optimism that the economic and financial crises may have bottomed,driving newly risk-tolerant investors away from traditional safe havens and sending many large-capitalization equities higher.

The greatest burden on the fund’s relative performance during the reporting period was our decision to remain in traditionally defensive stocks during the opening months of 2009.Although we believed that a defensive approach was prudent in a highly challenging investment environment, the delay in adopting a more aggressive posture weighed on the fund’s performance for the reporting period. For example, in the financials sector stocks that the fund either did not own or sold during the reporting period,such as British banking giant Barclays,recovered sharply in the wake of U.K. government intervention and stimulus programs. In Japan, traditionally defensive stocks, such as railway company Nippon Express and convenience store operator Lawson, lagged late in the reporting period when investors turned to more aggressive investments.

In other areas, unfortunately timed purchases and sales of certain industrial stocks also hurt the fund’s results, including German diversified conglomerate Siemens and Switzerland’s ABB.The fund held a number of disappointments among U.K. banks, and lack of exposure to British mining firm Xstrata also impeded the fund’s performance.

On a more positive note, relatively robust results from investments in Germany and the Netherlands offset much, but not all, of the weakness cited above, as did effective allocations to information technology, consumer discretionary and health care stocks. The fund’s relative strength in the information technology sector was mainly the result of strong performance among defensive holdings at the end of 2008, as well as a move into more economically sensitive technology stocks in early 2009. More specifically, Japanese semiconductor company ROHM benefited from a recovery in personal computer and handset markets, while Norway’s Tandberg advanced as its corporate customers attempted to reduce costs by replacing business travel with videocon-ferencing. Lack of exposure to German automobile makerVolkswagen boosted the fund’s performance in the consumer discretionary sector as demand slowed and an earlier rally in the stock reversed course.Winners among health care stocks included Japanese diversified pharmaceutical firm Tsumura & Company, and the fund benefited by avoiding GlaxoSmithKline, which encountered product safety issues and a sluggish new product pipeline. Other top performers included Dutch chemical and oil storage provider Vopak, Canadian mining firm IAMGOLD and French oil-and-gas engineering firm Technip, which gained amid stabilizing commodity prices and better-than-expected earnings. Our position inVopak was sold during the reporting period.

Shifting to a More Opportunistic Investment Posture

As international investors turned toward higher-quality, cyclical companies over the first several months of 2009, we began transitioning the fund’s emphasis away from traditionally defensive investments and into more economically sensitive stocks that we believe exhibit sound fundamentals. In our view, such stocks are likely to rank among the early beneficiaries of a new economic cycle.We have found a number of such opportunities in the information technology, industrials and consumer discretionary sectors. In our judgment, a shift to a more aggressive stance may position the fund to participate more fully in rallies as the international equity markets recover from a deep and prolonged downturn.

May 15, 2009

Investing in foreign companies involves special risks, including changes in currency rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. An investment in this fund should be considered only as a supplement to an overall investment program.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International (MSCI) World ex U.S. Index is an
unmanaged index of global stock market performance, excluding the United States, consisting solely of equity securities.The index does not take into account charges, fees and other expenses.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Growth Fund from November 1, 2008 to April 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended April 30, 2009

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 10.20	$ 14.59	$ 14.22	$ 9.34
Ending value (after expenses)	$922.10	$916.70	$918.00	$922.60

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2009

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 10.69	$ 15.30	$ 14.90	$ 9.79
Ending value (after expenses)	$1,014.18	$1,009.57	$1,009.97	$1,015.08

† Expenses are equal to the fund’s annualized expense ratio of 2.14% for Class A, 3.07% for Class B, 2.99% for
Class C, and 1.96% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS April 30, 2009 (Unaudited)

Common Stocks—91.2%	Shares	Value ($)
Australia—5.7%
BHP Billiton	31,595	763,934
Computershare	15,194	100,926
CSL	4,070	101,810
Westpac Banking	16,840	234,978
		1,201,648
Belgium—.8%
Colruyt	760	173,059
Canada—8.7%
Barrick Gold	5,530	160,112
Canadian National Railway	3,630	146,745
Canadian Natural Resources	2,220	102,340
EnCana	7,030	322,191
Fairfax Financial Holdings	790	209,650
First Quantum Minerals	3,140	121,437
HudBay Minerals	23,740 [a]	159,354
IAMGOLD	13,750	109,581
Red Back Mining	17,190 [a]	118,989
Research In Motion	3,980 [a]	274,928
TransCanada	4,560	113,799
		1,839,126
Finland—2.4%
Nokia	34,620	493,422
France—8.2%
Air Liquide	1,160	94,606
Alcatel-Lucent	37,410 [a]	96,322
Alstom	2,060	128,748
AXA	4,933	82,201
BNP Paribas	1,962	103,302
GDF SUEZ	5,990	215,442
Sanofi-Aventis	2,537	146,022
Technip	4,330	185,511
Teleperformance	3,090	89,030
Total	7,982	399,165
Vivendi	6,650	179,282
		1,719,631

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Germany—6.2%
Hochtief	3,280	160,354
MAN	3,430	211,887
Merck	1,770	158,464
Munchener Ruckversicherungs	1,060	146,310
Rheinmetall	3,830	162,260
RWE	2,570	184,769
Salzgitter	2,415	171,579
SAP	2,790	106,705
		1,302,328
Hong Kong—1.3%
China Agri-Industries Holdings	188,000 [a]	97,274
Henderson Land Development	15,000	70,645
Sun Hung Kai Properties	10,000	104,193
		272,112
Ireland—.5%
Ryanair Holdings, ADR	3,600 [a]	98,460
Italy—.4%
Terna	27,160	87,507
Japan—17.6%
Air Water	10,000	82,032
Amada	18,000	110,424
Chiba Bank	20,000	98,560
Chubu Electric Power	4,900	107,818
Daiichi Sankyo	7,500	125,862
Daito Trust Construction	2,300	95,386
Fast Retailing	1,800	187,994
JSR	9,800	118,252
KDDI	22	98,601
Kubota	17,000	101,359
Lawson	8,100	313,750
Matsui Securities	13,700	96,964
Mitsubishi UFJ Financial Group	34,900	189,328
Mitsumi Electric	7,700	126,720
Mizuho Financial Group	65,100	135,983
Murata Manufacturing	3,500	140,894
Nippon Electric Glass	12,000	96,127

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Nippon Express	28,000	99,655
Nippon Yusen	20,700	84,378
Rohm	1,500	91,716
Sega Sammy Holdings	18,100	162,977
Shimano	3,400	99,635
Shinko Electric Industries	9,500	92,958
Softbank	9,000	141,452
Sumitomo	12,300	106,387
Sumitomo Electric Industries	11,000	106,408
Sumitomo Heavy Industries	39,900	165,070
Tokyo Electron	2,700	122,653
Tokyo Gas	19,000	72,054
Tsumura & Co.	3,000	82,133
Yamaguchi Financial Group	6,000	57,737
		3,711,267
Netherlands—2.7%
Imtech	7,625	118,890
Koninklijke Ahold	19,400	213,439
Koninklijke DSM	3,600	111,266
Koninklijke Vopak	2,930 [a]	129,004
		572,599
Singapore—.4%
ComfortDelgro	97,000	93,036
Spain—3.5%
Iberdrola	15,440	122,004
Inditex	3,890	166,000
Telefonica	23,650	449,060
		737,064
Sweden—1.6%
Elekta, Cl. B	13,100	151,411
Nordea Bank	26,000	193,348
		344,759
Switzerland—11.6%
ABB	8,000 [a]	113,041
Adecco	2,900	114,359
Credit Suisse Group	5,010	191,463

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Switzerland (continued)
Nestle	27,070	880,402
Novartis	8,458	319,441
Roche Holding	3,425	432,783
Syngenta	1,440	307,229
Zurich Financial Services	410	75,723
		2,434,441
United Kingdom—19.6%
Amlin	18,270	97,188
Asos	21,000 [a]	119,840
AstraZeneca	3,150	110,461
Autonomy	4,890 [a]	102,869
BAE Systems	29,980	157,703
BG Group	22,210	357,119
BP	29,140	206,631
British American Tobacco	13,260	321,767
Charter International	19,800	162,677
Domino’s Pizza UK & IRL	29,390	88,472
Drax Group	16,720	126,646
HSBC Holdings	21,950	155,925
Imperial Tobacco Group	5,830	133,295
Reckitt Benckiser Group	7,320	288,276
Royal Dutch Shell, Cl. B	20,960	480,728
Scottish & Southern Energy	11,930	194,980
Shire	14,060	175,619
Standard Life	35,830	99,628
Tesco	69,700	346,037
Thomas Cook Group	55,440	213,359
WPP	27,880	190,686
		4,129,906
Total Common Stocks
(cost $21,896,327)		19,210,365

Preferred Stocks—.9%	Shares	Value ($)
Germany
Fresenius
(cost $182,417)	3,430	177,010

Other Investment—1.2%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $260,000)	260,000 [b]	260,000

Total Investments (cost $22,338,744)	93.3%	19,647,375
Cash and Receivables (Net)	6.7%	1,421,846
Net Assets	100.0%	21,069,221

ADR—American Depositary Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Industrial	12.6	Health Care	9.4
Consumer Staples	12.3	Consumer Discretionary	8.0
Financial	11.1	Utilities	5.3
Materials	11.0	Telecommunication Services	2.6
Energy	10.3	Money Market Investment	1.2
Information Technology	9.5		93.3

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF FINANCIAL FUTURES April 30, 2009 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2009 ($)
Financial Futures Long
DJ Euro Stoxx 50	10	308,018	June 2009	50,671
Topix	2	170,554	June 2009	19,553
				70,224

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES April 30, 2009 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			22,078,744	19,387,375
Affiliated issuers			260,000	260,000
Cash				207,790
Cash denominated in foreign currencies			231,739	232,893
Due from broker				135,000[a]
Receivable for shares of Common Stock subscribed				792,989
Dividends and interest receivable				176,325
Receivable for investment securities sold				58,335
Receivable for futures variation margin—Note 4				11,856
Prepaid expenses				27,519
				21,290,082
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				52,959
Payable for investment securities purchased				97,393
Payable for shares of Common Stock redeemed				45,282
Accrued expenses				25,227
				220,861
Net Assets ($)				21,069,221
Composition of Net Assets ($):
Paid-in capital				39,206,020
Accumulated undistributed investment income—net				48,748
Accumulated net realized gain (loss) on investments				(15,560,347)
Accumulated net unrealized appreciation (depreciation) on
investments (including $70,224 net unrealized appreciation
on financial futures) and foreign currency transactions				(2,625,200)
Net Assets ($)				21,069,221

Net Asset Value Per Share
	Class A	Class B	Class C	Class I
Net Assets ($)	19,146,646	732,262	1,077,387	112,926
Shares Outstanding	2,641,771	109,107	168,954	15,286
Net Asset Value Per Share ($)	7.25	6.71	6.38	7.39

a Represents collateral for open financial futures positions.
See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS Six Months Ended April 30, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $34,549 foreign taxes withheld at source):
Unaffiliated issuers	333,680
Affiliated issuers	285
Total Income	333,965
Expenses:
Management fee—Note 3(a)	81,543
Shareholder servicing costs—Note 3(c)	55,291
Custodian fees—Note 3(c)	32,202
Registration fees	21,600
Auditing fees	17,750
Distribution fees—Note 3(b)	8,294
Prospectus and shareholders’ reports	6,997
Directors’ fees and expenses—Note 3(d)	4,129
Legal fees	1,159
Loan commitment fees—Note 2	200
Miscellaneous	15,925
Total Expenses	245,090
Less—reduction in fees due to earnings credits—Note 1(c)	(2,167)
Net Expenses	242,923
Investment Income—Net	91,042
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currrency transactions	(10,135,977)
Net realized gain (loss) on financial futures	66,343
Net realized gain (loss) on forward currency exchange contracts	(13,901)
Net Realized Gain (Loss)	(10,083,535)
Net unrealized appreciation (depreciation) on investments
and foreign currency transactions (including $70,224
net unrealized appreciation on financial futures)	7,805,533
Net Realized and Unrealized Gain (Loss) on Investments	(2,278,002)
Net (Decrease) in Net Assets Resulting from Operations	(2,186,960)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)[a]	October 31, 2008
Operations ($):
Investment income—net	91,042	464,788
Net realized gain (loss) on investments	(10,083,535)	(619,940)
Net unrealized appreciation
(depreciation) on investments	7,805,533	(25,338,327)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(2,186,960)	(25,493,479)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(257,966)	(432,288)
Class B Shares	—	(9,698)
Class C Shares	—	(18,694)
Class I Shares	(2,516)	(3,354)
Class T Shares	—	(19)
Total Dividends	(260,482)	(464,053)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	373,107	2,351,926
Class B Shares	49,861	511,652
Class C Shares	346,518	718,401
Class I Shares	40,124	77,750
Class T Shares	1,757	32,832
Dividends reinvested:
Class A Shares	245,661	413,207
Class B Shares	—	8,574
Class C Shares	—	13,251
Class I Shares	1,898	3,354
Class T Shares	—	19
Cost of shares redeemed:
Class A Shares	(1,791,737)	(5,974,358)
Class B Shares	(334,866)	(1,351,173)
Class C Shares	(484,091)	(881,798)
Class I Shares	(36,781)	(124,561)
Class T Shares	(26,175)	(13,572)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(1,614,724)	(4,214,496)
Total Increase (Decrease) in Net Assets	(4,062,166)	(30,172,028)
Net Assets ($):
Beginning of Period	25,131,387	55,303,415
End of Period	21,069,221	25,131,387
Undistributed investment income—net	48,748	218,188

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)[a]	October 31, 2008
Capital Share Transactions:
Class Ab,c
Shares sold	41,016	171,676
Shares issued for dividends reinvested	32,324	29,304
Shares redeemed	(253,031)	(473,404)
Net Increase (Decrease) in Shares Outstanding	(179,691)	(272,424)
Class Bb
Shares sold	6,464	39,786
Shares issued for dividends reinvested	—	644
Shares redeemed	(50,679)	(110,209)
Net Increase (Decrease) in Shares Outstanding	(44,215)	(69,779)
Class C
Shares sold	51,050	58,701
Shares issued for dividends reinvested	—	1,061
Shares redeemed	(81,881)	(82,894)
Net Increase (Decrease) in Shares Outstanding	(30,831)	(23,132)
Class I
Shares sold	5,117	5,301
Shares issued for dividends reinvested	245	234
Shares redeemed	(5,079)	(8,858)
Net Increase (Decrease) in Shares Outstanding	283	(3,323)
Class Tc
Shares sold	228	2,639
Shares issued for dividends reinvested	—	2
Shares redeemed	(3,777)	(1,091)
Net Increase (Decrease) in Shares Outstanding	(3,549)	1,550

a Effective close of business on February 4, 2009, the fund no longer offers Class T shares.
b During the period ended April 30, 2009, 9,404 Class B shares representing $62,569 were automatically converted to 8,713 Class A shares and during the period ended October 31, 2008, 25,579 Class B shares representing
$327,555 were automatically converted to 23,600 Class A shares.
c On the close of business on February 4, 2009, 3,718 Class T shares representing $25,766 were automatically converted to 3,614 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2009			Year Ended October 31,
Class A Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	7.96	15.73	12.46	9.94	8.57	7.28
Investment Operations:
Investment income—net[a]	.03	.15	.09	.07	.07	.09
Net realized and unrealized
gain (loss) on investments	(.65)	(7.78)	3.26	2.53	1.48	1.42
Total from Investment Operations	(.62)	(7.63)	3.35	2.60	1.55	1.51
Distributions:
Dividends from investment
income—net	(.09)	(.14)	(.08)	(.08)	(.18)	(.22)
Net asset value, end of period	7.25	7.96	15.73	12.46	9.94	8.57
Total Return (%)[b]	(7.79)[c]	(48.89)	26.98	26.27	18.18	21.40
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.17[d]	1.76	1.50	1.58	1.72	1.95
Ratio of net expenses
to average net assets	2.14[d]	1.57	1.46	1.55	1.39	1.95[e]
Ratio of net investment income
to average net assets	.95[d]	1.15	.62	.60	.74	1.08
Portfolio Turnover Rate	83.32[c]	118.44	83.37	80.76	64.27	174.49
Net Assets, end of period
($ x 1,000)	19,147	22,472	48,674	39,284	34,063	45,440

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2009			Year Ended October 31,
Class B Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	7.32	14.48	11.49	9.19	7.94	6.75
Investment Operations:
Investment income (loss)—net[a]	(.01)	.03	(.03)	(.02)	.00[b]	.02
Net realized and unrealized
gain (loss) on investments	(.60)	(7.15)	3.02	2.33	1.37	1.33
Total from Investment Operations	(.61)	(7.12)	2.99	2.31	1.37	1.35
Distributions:
Dividends from investment
income—net	—	(.04)	—	(.01)	(.12)	(.16)
Net asset value, end of period	6.71	7.32	14.48	11.49	9.19	7.94
Total Return (%)[c]	(8.33)[d]	(49.29)	26.02	25.19	17.32	20.30
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	3.09[e]	2.61	2.32	2.39	2.53	2.78
Ratio of net expenses
to average net assets	3.07[e]	2.42	2.28	2.37	2.19	2.78[f]
Ratio of net investment income
(loss) to average net assets	(.21)[e]	.26	(.21)	(.22)	.04	.24
Portfolio Turnover Rate	83.32[d]	118.44	83.37	80.76	64.27	174.49
Net Assets, end of period
($ x 1,000)	732	1,122	3,230	2,752	2,419	2,168

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

Six Months Ended
April 30, 2009			Year Ended October 31,
Class C Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	6.95	13.79	10.94	8.77	7.59	6.47
Investment Operations:
Investment income (loss)—net[a]	(.00)[b]	.04	(.02)	(.02)	.01	.02
Net realized and unrealized
gain (loss) on investments	(.57)	(6.80)	2.87	2.23	1.30	1.27
Total from Investment Operations	(.57)	(6.76)	2.85	2.21	1.31	1.29
Distributions:
Dividends from investment
income—net	—	(.08)	—	(.04)	(.13)	(.17)
Net asset value, end of period	6.38	6.95	13.79	10.94	8.77	7.59
Total Return (%)[c]	(8.20)[d]	(49.28)	26.05	25.24	17.35	20.33
Ratios/Supplemental Data (%):
Ratio of total expenses to
average net assets	3.01[e]	2.57	2.28	2.38	2.48	2.77
Ratio of net expenses to
average net assets	2.99[e]	2.38	2.24	2.35	2.14	2.77[f]
Ratio of net investment income
(loss) to average net assets	(.05)[e]	.34	(.16)	(.18)	.11	.23
Portfolio Turnover Rate	83.32[d]	118.44	83.37	80.76	64.27	174.49
Net Assets, end of period
($ x 1,000)	1,077	1,388	3,074	1,749	1,210	840

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2009			Year Ended October 31,
Class I Shares	(Unaudited)	2008	2007[a]	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	8.14	16.08	12.72	10.15	8.72	7.40
Investment Operations:
Investment income—net[b]	.04	.21	.23	.11	.09	.06
Net realized and unrealized gain
(loss) on investments	(.66)	(7.99)	3.23	2.57	1.49	1.45
Total from Investment Operations	(.62)	(7.78)	3.46	2.68	1.58	1.51
Distributions:
Dividends from investment
income—net	(.13)	(.16)	(.10)	(.11)	(.15)	(.19)
Net asset value, end of period	7.39	8.14	16.08	12.72	10.15	8.72
Total Return (%)	(7.74)[c]	(48.82)	27.40	26.57	18.31	20.89
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.98[d]	1.55	1.23	1.33	1.63	2.24
Ratio of net expenses
to average net assets	1.96[d]	1.36	1.21	1.31	1.28	2.24[e]
Ratio of net investment income
to average net assets	1.19[d]	1.52	1.44	.91	.98	.69
Portfolio Turnover Rate	83.32[c]	118.44	83.37	80.76	64.27	174.49
Net Assets, end of period
($ x 1,000)	113	122	295	149	47	19

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus International Growth Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund.The fund’s investment objective is to maximize capital growth.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 300 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C, and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Effective December 3, 2008, investments for new accounts were no longer permitted in Class T shares of the fund, except that participants in certain group retirement plans were able to open a new account in Class T shares of the fund, provided that the fund was established as an investment option under the plans before December 3, 2008. On February 4, 2009, the fund issued to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class T shares. Subsequent investments in the fund’s Class A shares made by prior holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their Class T shares are subject to the front-end sales load schedule that was in effect for Class T shares at the time of the exchange. Otherwise, all other Class A share attributes will be in effect. Effective close of business on February 4, 2009, the fund no longer offers Class T shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in
Securities	7,571,971	12,075,404	—	19,647,375
Other Financial
Instruments†	70,224	—	—	70,224
Liabilities ($)
Other Financial
Instruments†	—	—	—	—

†	Other financial instruments include derivative instruments such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation) at period end.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies,currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments, resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $4,871,235 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2008. If not applied, $246,712 of the carryover expires in fiscal 2009, $3,503,697 expires in fiscal 2010, $1,048,532 expires in fiscal 2011 and $72,294 expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2008, was as follows: ordinary income $464,053.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $300 million unsecured line of credit provided by the Bank of New York Mellon (the “BNYM Facility”) primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. The terms of the BNYM Facility limits the amount of individual fund borrowings. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the BNYM Facility. During the period ended April 30, 2009, the fund did not borrow under the line of credit.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2009, the Distributor retained $162 from commissions earned on sales of the fund’s Class A shares and $2,550 and $2,275 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended April 30, 2009, Class B, Class C and Class T shares were charged $3,433, $4,844 and $17, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and ClassT shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2009, Class A, Class B, Class C and Class T shares were charged $24,236, $1,144, $1,615 and $17, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2009, the fund was charged $16,231 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2009, the fund was charged $2,167 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2009, the fund was charged $32,202 pursuant to the custody agreement.

During the period ended April 30, 2009, the fund was charged $2,394 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $12,763, Rule 12b-1 distribution plan fees $1,145, shareholder services plan fees $4,226, custodian fees $26,102, chief compliance officer fees $2,793 and transfer agency per account fees $5,930.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures and forward currency exchange contracts, during the period ended April 30, 2009, amounted to $17,353,113 and $19,532,871, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying instruments. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading.Accordingly variation margin payments are received or made to reflect daily unrealized gains or

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

losses. When the contracts are closed, the fund recognizes a realized gain or loss. Contracts open at April 30, 2009 are set forth in the Statement of Financial Futures.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transac-tions.When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. At April 30, 2009, the fund had no open forward currency exchange contracts outstanding.

At April 30, 2009 accumulated net unrealized depreciation on investments was $2,691,369, consisting of $922,490 gross unrealized appreciation and $3,613,859 gross unrealized depreciation.

At April 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The FASB released Statement of Financial Accounting Standards No. 161,“Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agree-ments.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

NOTE 5—Subsequent Event:

On June 8, 2009, the Board of Directors of the Company approved the liquidation of the fund, effective on or about August 12, 2009. Accordingly, effective on or about July 9, 2009, no new or subsequent investments in the fund will be permitted, except that investments may continue to be made by participants in group employer retirement plans, if the fund was established as an investment option under the plans before July 9, 2009.

The Fund 31

NOTES

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

3

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s./ J. David Officer
J. David Officer,
President

Date:	June 29, 2009

By:	/s/ James Windels
James Windels,
Treasurer

Date:	June 29, 2009

5

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

6